PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
3.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets (net of allowance) consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Wealth management service fees receivables	2,666,704	15,078,219
Advances to employees	2,392,161	4,827,774
IPO distribution service and promotional and advertisement service receivables	5,197,266	3,436,373
Prepaid data and IT service expenses	2,051,802	2,272,494
Rental and other deposits	693,558	1,167,045
Prepaid professional service fees	822,870	1,160,039
Prepaid marketing expenses	703,045	870,675
Prepaid income tax	1,084,146	685,503
Input VAT receivables	137,066	389,683
Interest receivables from term deposits	732,696	318,744
Others	1,148,505	3,750,434
Total	17,629,819	33,956,983